Consolidated Statement of Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Revenue	€ 2,010	€ 6,314	€ 7,562
Other income – net	205	145	651
Research and development expenses	(21,489)	(30,180)	(22,008)
General and administrative expenses	(7,986)	(8,323)	(7,548)
Operating loss	(27,260)	(32,044)	(21,343)
Finance income / (costs) – net	(2,983)	(230)	1,104
Loss before tax	(30,243)	(32,274)	(20,239)
Income taxes	20	58	0
Loss for the period	(30,223)	(32,216)	(20,239)
Total comprehensive loss	€ (30,223)	€ (32,216)	€ (20,239)
Loss per share in € per share (undiluted = diluted)	€ (.69)	€ (0.97)	€ (0.71)